Disaggregated Revenue (Details) - Schedule of Remaining Performance Obligations - Mar. 31, 2024	HKD ($)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 1,036,673,108	$ 132,466,950
2025 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	572,965,232	73,213,973
2026 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	441,001,058	56,351,481
2027 or thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 22,706,818	$ 2,901,496